Expense Example - FidelityEquityDividendIncomeFund-AMCIZPRO - FidelityEquityDividendIncomeFund-AMCIZPRO - Fidelity Equity Dividend Income Fund	Feb. 14, 2025 USD ($)
Expense Example:
1 year	$ 655
3 years	825
5 years	1,009
10 years	1,541
Fidelity Advisor Equity Dividend Income Fund - Class Z
Expense Example:
1 year	47
3 years	148
5 years	258
10 years	579
Fidelity Advisor Equity Dividend Income Fund - Class I
Expense Example:
1 year	59
3 years	186
5 years	324
10 years	726
Fidelity Advisor Equity Dividend Income Fund - Class M
Expense Example:
1 year	456
3 years	681
5 years	925
10 years	1,621
Fidelity Advisor Equity Dividend Income Fund - Class C
Expense Example:
1 year	261
3 years	499
5 years	860
10 years	$ 1,677